DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of debt
The table below provides a summary of changes in the debt balance:

	December 31, 2019	December 31, 2018
Balance, beginning of year	$250,729	$236,358
Accretion of discount	14,320	14,371
Interest accrued	8,729	7,619
Interest paid	(9,104)	(7,619)
Redemption of 2013 Notes	(141,982)	—
Issuance of 2019 Notes	164,160	—
Balance, end of year	286,852	250,729
Accrued interest outstanding (note 14)	(2,803)	(3,178)
Carrying value of Notes outstanding	$284,049	$247,551

Classified as:
Current	$114,280	$—
Non-current	169,769	247,551
	$284,049	$247,551

	December 31, 2019	December 31, 2018
2013 Notes	$114,280	$247,551
2019 Notes	169,769	—
Total carrying amount of convertible debt	284,049	247,551
Less: current portion of debt	$(114,280)	$—
Non-current portion of debt outstanding	$169,769	$247,551